Guarantees and commitments	6 Months Ended
Jun. 30, 2015
Guarantees and commitments
25 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, securities lending indemnifications, derivatives and other guarantees.
> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2014 for a detailed description of guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q15 (CHF million)
Credit guarantees and similar instruments	2,696	1,291	3,987	3,801		11	1,562
Performance guarantees and similar instruments	4,380	2,332	6,712	5,899		50	2,997
Securities lending indemnifications	5,965	0	5,965	5,965		0	5,965
Derivatives [2]	24,683	7,884	32,567	32,567		890	–	[3]
Other guarantees	3,820	1,627	5,447	5,442		44	3,090
Total guarantees	41,544	13,134	54,678	53,674		995	13,614
4Q14 (CHF million)
Credit guarantees and similar instruments	2,495	1,591	4,086	3,846		30	1,657
Performance guarantees and similar instruments	4,899	2,593	7,492	6,625		43	3,188
Securities lending indemnifications	12,257	0	12,257	12,257		0	12,257
Derivatives [2]	24,599	8,959	33,558	33,558		954	–	[3]
Other guarantees	3,592	1,421	5,013	5,007		44	2,805
Total guarantees	47,842	14,564	62,406	61,293		1,071	19,907
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2014 to June 30, 2015 is CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2015 to June 30, 2016, the Group’s share in this deposit insurance guarantee program based on FINMA’s estimate will be unchanged at CHF 0.6 billion.
Representations and warranties on residential mortgage loans sold
In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises (GSEs) Fannie Mae and Freddie Mac; institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
With respect to its outstanding repurchase claims, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because of the heterogeneity of its portfolio, the complexity of legal and factual determinations related to each claim, the limited amount of discovery and/or other factors.
The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2015 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2Q15, 1Q15 and 2Q14, including realized losses from the repurchase of residential mortgage loans sold.
Residential mortgage loans sold
January 1, 2004 to June 30, 2015 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	27.4
Non-agency securitizations	140.6	[2]
Total residential mortgage loans sold	176.2
1 Primarily banks.
2
Of the total residential mortgage loans sold to non-agency securitizations USD 27.7 billion were outstanding as of the end of 2Q15. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q15 is attributable to borrower payments of USD 93.1 billion and losses of USD 19.8 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims
	2Q15					1Q15
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	13	5	83	101		13	4	83	100
New claims	0	1	0	1		0	1	0	1
Claims settled through repurchases	0	(1)	0	(1)	[1]	0	0	0	0	[1]
Other settlements	0	0	0	0	[2]	0	0	0	0	[2]
Total claims settled	0	(1)	0	(1)		0	0	0	0
Claims rescinded	0	0	0	0		0	0	0	0
Transfers to/from arbitration and litigation, net [3]	0	0	0	0		0	0	0	0
Balance at end of period	13	5	83	101		13	5	83	101
	2Q14
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	69	418	83	570
New claims	3	0	314	317
Claims settled through repurchases	0	0	0	0	[1]
Other settlements	(1)	(415)	0	(416)	[2]
Total claims settled	(1)	(415)	0	(416)
Claims rescinded	(4)	0	0	(4)
Transfers to/from arbitration and litigation, net [3]	0	0	(314)	(314)
Balance at end of period	67	3	83	153
1 Settled at a repurchase price of USD 2 million, USD 0 million and USD 0 million in 2Q15, 1Q15 and 2Q14, respectively.
2 Settled at USD 0 million, USD 0 million and USD 59 million in 2Q15, 1Q15 and 2Q14, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.
Residential mortgage loans sold – outstanding repurchase claims (continued)
	6M15					6M14
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	13	4	83	100		77	420	83	580
New claims	0	2	0	2		9	1	320	330
Claims settled through repurchases	0	(1)	0	(1)	[1]	0	0	0	0	[1]
Other settlements	0	0	0	0	[2]	(4)	(416)	(5)	(425)	[2]
Total claims settled	0	(1)	0	(1)		(4)	(416)	(5)	(425)
Claims rescinded	0	0	0	0		(15)	0	0	(15)
Transfers to/from arbitration and litigation, net [3]	0	0	0	0		0	(2)	(315)	(317)
Balance at end of period	13	5	83	101		67	3	83	153
1 Settled at a repurchase price of USD 2 million and USD 0 million in 6M15 and 6M14, respectively.
2 Settled at USD 0 million and USD 66 million in 6M15 and 6M14, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.
Provisions for outstanding repurchase claims
	2Q15	1Q15	2Q14	6M15	6M14
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	1	6	136	6	146
Increase/(decrease) in provisions, net	2	(5)	(17)	(3)	(20)
Realized losses [2,3]	(2)	0	(59)	(2)	(66)
Balance at end of period [4]	1	1	60	1	60
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to government-sponsored enterprises.
Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.
> Refer to “Note 29 – Litigation” for further information.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.
Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.
> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2014 for a description of these guarantees.
Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Other commitments” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2014 for a description of these commitments.
Other commitments
end of	2Q15						4Q14
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,855	13	3,868	3,761		2,339	4,722	12	4,734	4,575		2,769
Irrevocable loan commitments [2]	34,601	89,893	124,494	120,284		64,762	30,023	90,267	120,290	115,502		56,959
Forward reverse repurchase agreements	936	0	936	936		936	8,292	0	8,292	8,292		8,292
Other commitments	756	854	1,610	1,610		0	736	1,034	1,770	1,770		0
Total other commitments	40,148	90,760	130,908	126,591		68,037	43,773	91,313	135,086	130,139		68,020
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 103,093 million and CHF 100,905 million of unused credit limits as of the end of 2Q15 and 4Q14, respectively, which were revocable at the Group's sole discretion upon notice to the client.